VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
As of June 30, 2025 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.2%
BASIC MATERIALS — 4.4%
AdvanSix, Inc.	4,042	$95,998
Albemarle Corp.	510	31,962
Alcoa Corp.	10,350	305,428
American Battery Technology Co.*	12,000	19,440
Ashland, Inc.	1,203	60,487
ATI, Inc.*	6,799	587,026
Avient Corp.	4,620	149,272
Balchem Corp.	280	44,576
Cabot Corp.	988	74,100
Caledonia Mining Corp. PLC	1,230	23,764
Carpenter Technology Corp.	4,997	1,381,071
Celanese Corp.	1,410	78,015
Century Aluminum Co.*	2,240	40,365
Chemours Co.	3,740	42,823
Cleveland-Cliffs, Inc.*	13,870	105,412
Coeur Mining, Inc.*	6,320	55,995
Commercial Metals Co.	18,040	882,336
Compass Minerals International, Inc.*	1,270	25,514
Contango ORE, Inc.*	750	14,610
Ecovyst, Inc.*	16,780	138,099
Element Solutions, Inc.	23,970	542,920
FMC Corp.	4,040	168,670
H.B. Fuller Co.	2,962	178,164
Hawkins, Inc.	980	139,258
Hecla Mining Co.	40,408	242,044
Huntsman Corp.	22,025	229,500
Innospec, Inc.	580	48,772
Intrepid Potash, Inc.*	1,350	48,236
Kaiser Aluminum Corp.	1,053	84,135
Koppers Holdings, Inc.	2,731	87,802
Kronos Worldwide, Inc.	5,030	31,186
Mativ Holdings, Inc.	4,380	29,872
Mercer International, Inc.	4,310	15,085
Minerals Technologies, Inc.	5,450	300,131
MP Materials Corp.*[1]	630	20,960
NewMarket Corp.	178	122,973
Oil-Dri Corp. of America	1,840	108,542
Olin Corp.	6,175	124,056
Perimeter Solutions, Inc.*	5,980	83,242
Rayonier Advanced Materials, Inc.*	11,115	42,793
SSR Mining, Inc.*	3,770	48,030
Stepan Co.	1,230	67,133
Sylvamo Corp.	820	41,082
Trinseo PLC	6,990	21,809
Tronox Holdings PLC	23,875	121,046
		7,103,734
COMMUNICATIONS — 2.0%
AMC Networks, Inc. - Class A*	4,730	29,657
ATN International, Inc.	1,869	30,371
Bumble, Inc. - Class A*	4,850	31,962
Cable One, Inc.	130	17,655
Cars.com, Inc.*	4,585	54,332
DHI Group, Inc.*	3,600	10,692
EchoStar Corp. - Class A*	3,325	92,102
ePlus, Inc.*	2,670	192,507
Etsy, Inc.*	850	42,636
	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Frontier Communications Parent, Inc.*	8,259	$300,628
Gannett Co., Inc.*	4,870	17,435
Gray Media, Inc.	13,365	60,543
HealthStream, Inc.	890	24,626
InterDigital, Inc.	1,150	257,864
Lands’ End, Inc.*	1,830	19,599
Liberty Latin America Ltd. - Class A*	15,460	94,306
MediaAlpha, Inc. - Class A*	2,330	25,514
NETGEAR, Inc.*	2,490	72,384
Nexstar Media Group, Inc.	510	88,205
Preformed Line Products Co.	920	147,025
QuinStreet, Inc.*	1,820	29,302
Ribbon Communications, Inc.*	5,824	23,354
Scholastic Corp.	7,763	162,868
Shenandoah Telecommunications Co.	1,510	20,627
Sinclair, Inc.	7,190	99,366
Sphere Entertainment Co.*	3,150	131,670
TEGNA, Inc.	13,920	233,299
Telephone and Data Systems, Inc.	18,589	661,397
TripAdvisor, Inc.*	2,890	37,715
United States Cellular Corp.*	2,200	140,734
Viasat, Inc.*	2,570	37,522
		3,187,897
CONSUMER, CYCLICAL — 16.5%
Abercrombie & Fitch Co. - Class A*	1,193	98,840
Academy Sports & Outdoors, Inc.	7,003	313,804
Adient PLC*	15,851	308,460
Advance Auto Parts, Inc.	7,590	352,859
Aeva Technologies, Inc.*	720	27,209
Alaska Air Group, Inc.*	10,960	542,301
Allegiant Travel Co.	980	53,851
American Axle & Manufacturing Holdings, Inc.*	21,145	86,272
American Eagle Outfitters, Inc.	15,142	145,666
American Outdoor Brands, Inc.*	1,960	20,482
America’s Car-Mart, Inc.*	1,120	62,765
Asbury Automotive Group, Inc.*	1,785	425,794
AutoNation, Inc.*	1,807	358,961
Bassett Furniture Industries, Inc.	2,990	45,448
Beazer Homes USA, Inc.*	2,020	45,187
Biglari Holdings, Inc. - Class B*	140	40,909
BJ’s Restaurants, Inc.*	1,370	61,102
BlueLinx Holdings, Inc.*	1,380	102,644
Boot Barn Holdings, Inc.*	140	21,280
Brinker International, Inc.*	430	77,542
Buckle, Inc.	1,690	76,642
Build-A-Bear Workshop, Inc.	2,980	153,649
Caleres, Inc.	1,933	23,621
Carter’s, Inc.	1,260	37,964
Century Communities, Inc.	4,982	280,586
Cheesecake Factory, Inc.[1]	2,460	154,144
Cinemark Holdings, Inc.	2,260	68,207
Citi Trends, Inc.*	1,750	58,433
Commercial Vehicle Group, Inc.*	11,490	19,073
Copa Holdings S.A. - Class A	360	39,589

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2025 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Cracker Barrel Old Country Store, Inc.	880	$53,750
Daktronics, Inc.*	11,780	178,114
Dana, Inc.	31,876	546,673
Dick’s Sporting Goods, Inc.	890	176,051
Dillard’s, Inc. - Class A	591	246,938
Dorman Products, Inc.*	830	101,816
El Pollo Loco Holdings, Inc.*	3,670	40,407
Ethan Allen Interiors, Inc.	6,952	193,613
Everi Holdings, Inc.*	4,480	63,795
Five Below, Inc.*	570	74,773
Flexsteel Industries, Inc.	1,350	48,641
Foot Locker, Inc.*	10,073	246,788
Forestar Group, Inc.*	9,182	183,640
Fox Factory Holding Corp.*	1,920	49,805
Gap, Inc.	8,262	180,194
Genesco, Inc.*	1,160	22,840
G-III Apparel Group Ltd.*	6,650	148,960
GMS, Inc.*	6,030	655,762
Goodyear Tire & Rubber Co.*	41,866	434,150
Green Brick Partners, Inc.*	4,748	298,554
Group 1 Automotive, Inc.	3,054	1,333,712
Guess?, Inc.	7,880	95,269
Hamilton Beach Brands Holding Co. - Class A	2,891	51,720
Harley-Davidson, Inc.	1,770	41,772
Haverty Furniture Cos., Inc.	3,530	71,836
HNI Corp.	2,720	133,770
Hooker Furnishings Corp.	4,910	51,948
Hovnanian Enterprises, Inc. - Class A*	490	51,230
Hudson Technologies, Inc.*	3,910	31,749
Interface, Inc.	6,090	127,464
JAKKS Pacific, Inc.	1,630	33,871
JetBlue Airways Corp.*	17,764	75,142
Johnson Outdoors, Inc. - Class A	1,720	52,064
KB Home	4,180	221,415
Kewaunee Scientific Corp.*	440	25,828
Kohl’s Corp.[1]	22,960	194,701
Kontoor Brands, Inc.	400	26,388
La-Z-Boy, Inc.	8,160	303,307
LCI Industries	1,647	150,190
Lear Corp.	520	49,390
Life Time Group Holdings, Inc.*	13,680	414,914
Light & Wonder, Inc.*	392	37,734
Lovesac Co.*	1,620	29,484
M/I Homes, Inc.*	4,175	468,101
Macy’s, Inc.	30,494	355,560
Madison Square Garden Entertainment Corp.*	1,480	59,156
Malibu Boats, Inc. - Class A*	950	29,773
Marcus Corp.	7,820	131,845
MarineMax, Inc.*	2,740	68,884
Marriott Vacations Worldwide Corp.	2,740	198,129
Meritage Homes Corp.	10,132	678,540
Methode Electronics, Inc.	6,810	64,763
Miller Industries, Inc.	2,055	91,365
MillerKnoll, Inc.	9,350	181,577
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Movado Group, Inc.	2,200	$33,550
MRC Global, Inc.*	2,590	35,509
National Vision Holdings, Inc.*	5,858	134,793
Norwegian Cruise Line Holdings Ltd.*	2,450	49,686
ODP Corp.*	6,080	110,230
OPENLANE, Inc.*	15,834	387,141
Oxford Industries, Inc.	1,000	40,250
Papa John’s International, Inc.	890	43,557
Patrick Industries, Inc.	2,720	250,974
PC Connection, Inc.	5,192	341,530
Penske Automotive Group, Inc.	1,620	278,332
Petco Health & Wellness Co., Inc.*	8,710	24,649
Phinia, Inc.	1,600	71,184
PriceSmart, Inc.	1,040	109,242
PVH Corp.	7,849	538,441
Resideo Technologies, Inc.*	19,460	429,288
REV Group, Inc.	5,540	263,649
Rocky Brands, Inc.	1,220	27,072
Rush Enterprises, Inc. - Class A	10,922	562,592
Rush Enterprises, Inc. - Class B	5,992	314,460
Rush Street Interactive, Inc.*	4,140	61,686
ScanSource, Inc.*	6,040	252,532
Shoe Carnival, Inc.	4,520	84,569
Shyft Group, Inc.	2,420	30,347
Signet Jewelers Ltd.	4,590	365,134
Skechers USA, Inc. - Class A*	1,850	116,735
SkyWest, Inc.*	14,160	1,458,055
Sonic Automotive, Inc. - Class A	3,047	243,547
Sonos, Inc.*	3,330	35,997
Sportsman’s Warehouse Holdings, Inc.*	5,770	19,907
Standard Motor Products, Inc.	3,510	107,827
Steelcase, Inc. - Class A	13,375	139,501
Sun Country Airlines Holdings, Inc.*	7,420	87,185
Super Group SGHC Ltd.	2,270	24,902
Tapestry, Inc.	1,310	115,031
Taylor Morrison Home Corp.*	19,223	1,180,677
Texas Roadhouse, Inc.	160	29,986
Thor Industries, Inc.	7,068	627,709
Titan International, Inc.*	17,693	181,707
Titan Machinery, Inc.*	4,770	94,494
TKO Group Holdings, Inc.	320	58,224
Toll Brothers, Inc.	2,070	236,249
Topgolf Callaway Brands Corp.*	9,100	73,255
Travel + Leisure Co.	660	34,063
Tri Pointe Homes, Inc.*	14,805	473,020
Under Armour, Inc. - Class A*	20,792	142,009
UniFirst Corp.	600	112,932
Urban Outfitters, Inc.*	10,349	750,716
VF Corp.	2,770	32,548
Visteon Corp.*	1,470	137,151
VSE Corp.	1,260	165,035
Wabash National Corp.	10,070	107,044
WESCO International, Inc.	3,722	689,314
Weyco Group, Inc.	700	23,212
Whirlpool Corp.	760	77,079
Winmark Corp.	150	56,642

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2025 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Winnebago Industries, Inc.	3,795	$110,055
Wolverine World Wide, Inc.	4,200	75,936
Zumiez, Inc.*	1,570	20,818
		26,660,098
CONSUMER, NON-CYCLICAL — 9.5%
ABM Industries, Inc.	9,825	463,838
Acadia Healthcare Co., Inc.*	2,394	54,320
ACCO Brands Corp.	8,320	29,786
AdaptHealth Corp.*	5,310	50,073
Adtalem Global Education, Inc.*	6,380	811,727
Agios Pharmaceuticals, Inc.*	1,280	42,573
Alight, Inc.	20,250	114,615
Alumis, Inc.*	4,558	13,674
American Public Education, Inc.*	2,680	81,633
American Well Corp. - Class A*	3,000	26,670
AMN Healthcare Services, Inc.*	1,340	27,698
AnaptysBio, Inc.*	1,670	37,074
Andersons, Inc.	7,130	262,027
Artivion, Inc.*	1,570	48,827
Avanos Medical, Inc.*	6,650	81,396
Avis Budget Group, Inc.*	520	87,906
B&G Foods, Inc.[1]	10,700	45,261
Bridgebio Pharma, Inc.*	1,100	47,498
BrightView Holdings, Inc.*	10,570	175,990
Brookdale Senior Living, Inc.*	7,710	53,662
Bunge Global S.A.	520	41,746
Cal-Maine Foods, Inc.	4,413	439,667
Castle Biosciences, Inc.*	2,550	52,071
Central Garden & Pet Co. - Class A*	8,987	281,203
Certara, Inc.*	4,550	53,235
Coca-Cola Consolidated, Inc.	1,700	189,805
Collegium Pharmaceutical, Inc.*	1,080	31,936
Concentra Group Holdings Parent, Inc.	3,392	69,773
Corbus Pharmaceuticals Holdings, Inc.*	8,090	55,821
Corcept Therapeutics, Inc.*	850	62,390
Cross Country Healthcare, Inc.*	1,940	25,317
Custom Truck One Source, Inc.*	6,610	32,653
Cytek Biosciences, Inc.*	9,030	30,702
Deluxe Corp.	5,100	81,141
Dole PLC	3,000	41,970
Dun & Bradstreet Holdings, Inc.	12,440	113,080
Dyne Therapeutics, Inc.*	4,730	45,030
Edgewell Personal Care Co.	7,070	165,509
Ennis, Inc.	4,260	77,276
Enovis Corp.*	6,438	201,896
Envista Holdings Corp.*	10,070	196,768
First Advantage Corp.*	5,210	86,538
FONAR Corp.*	1,270	18,999
Fresh Del Monte Produce, Inc.	10,940	354,675
Fulgent Genetics, Inc.*	2,060	40,953
Graham Holdings Co. - Class B	570	539,317
Green Dot Corp. - Class A*	5,980	64,464
Grocery Outlet Holding Corp.*	4,360	54,151
GXO Logistics, Inc.*	5,130	249,831
Halozyme Therapeutics, Inc.*	710	36,934
Healthcare Services Group, Inc.*	2,370	35,621
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Heidrick & Struggles International, Inc.	2,765	$126,526
Helen of Troy Ltd.*	2,060	58,463
ICF International, Inc.	873	73,952
ICU Medical, Inc.*	400	52,860
InfuSystem Holdings, Inc.*	5,280	32,947
Ingles Markets, Inc. - Class A	2,887	182,978
Ingredion, Inc.	1,988	269,613
Innoviva, Inc.*	10,260	206,123
Integer Holdings Corp.*	4,400	541,068
J M Smucker Co.	270	26,514
Kelly Services, Inc. - Class A	6,570	76,935
Korn Ferry	7,975	584,807
Lantheus Holdings, Inc.*	450	36,837
Laureate Education, Inc.*	8,721	203,897
Ligand Pharmaceuticals, Inc.*	575	65,366
ManpowerGroup, Inc.	1,760	71,104
Matthews International Corp. - Class A	2,790	66,709
Mission Produce, Inc.*	7,510	88,017
ModivCare, Inc.*	6,900	21,528
Monro, Inc.	3,830	57,105
National HealthCare Corp.	2,250	240,772
Natural Grocers by Vitamin Cottage, Inc.	2,390	93,807
Neogen Corp.*	10,890	52,054
NeoGenomics, Inc.*	6,210	45,395
Omni AB, Inc. - Earnout Shares[2]	477	—
Omni AB, Inc. - Earnout Shares[2]	477	—
OmniAb, Inc.*	18,480	32,155
Omnicell, Inc.*	1,710	50,274
OraSure Technologies, Inc.*	5,810	17,430
Organogenesis Holdings, Inc.*	4,350	15,921
Owens & Minor, Inc.*	12,620	114,842
Pacira BioSciences, Inc.*	4,080	97,512
Payoneer Global, Inc.*	7,820	53,567
Pediatrix Medical Group, Inc.*	5,537	79,456
Perdoceo Education Corp.	10,120	330,823
Perrigo Co. PLC	1,150	30,728
Phibro Animal Health Corp. - Class A	1,290	32,947
Pilgrim’s Pride Corp.	3,623	162,963
Post Holdings, Inc.*	4,170	454,655
Premier, Inc. - Class A	5,770	126,536
Prestige Consumer Healthcare, Inc.*	6,985	557,752
PROG Holdings, Inc.	3,523	103,400
Quad/Graphics, Inc.	9,120	51,528
Quanex Building Products Corp.	6,355	120,109
QuidelOrtho Corp.*	2,890	83,290
Repay Holdings Corp.*	6,580	31,716
Seneca Foods Corp. - Class A*	1,280	129,830
Simply Good Foods Co.*	950	30,011
SpartanNash Co.	7,173	190,013
Sprouts Farmers Market, Inc.*	2,458	404,685
StoneCo Ltd. - Class A*	4,210	67,528
Strategic Education, Inc.	3,110	264,754
Stride, Inc.*	4,045	587,294
Supernus Pharmaceuticals, Inc.*	3,962	124,882
Surgery Partners, Inc.*	2,930	65,134
Theravance Biopharma, Inc.*	2,260	24,928

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2025 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
TreeHouse Foods, Inc.*	5,737	$111,413
TrueBlue, Inc.*	5,250	34,020
United Natural Foods, Inc.*	9,560	222,844
Universal Corp.	400	23,296
Universal Technical Institute, Inc.*	1,150	38,974
Upbound Group, Inc.	2,290	57,479
Valvoline, Inc.*	1,090	41,278
Varex Imaging Corp.*	3,540	30,692
Veracyte, Inc.*	1,433	38,734
Village Super Market, Inc. - Class A	2,030	78,155
Vital Farms, Inc.*	870	33,512
Weis Markets, Inc.	6,239	452,265
Zimvie, Inc.*	3,200	29,920
Zymeworks, Inc.*	2,370	29,744
		15,261,086
ENERGY — 9.0%
Alpha Metallurgical Resources, Inc.*	1,958	220,236
Amplify Energy Corp.*	5,030	16,096
Antero Midstream Corp.	18,380	348,301
Antero Resources Corp.*	5,720	230,402
APA Corp.	15,964	291,982
Archrock, Inc.	20,450	507,773
Aris Water Solutions, Inc. - Class A	2,840	67,166
Berry Corp.	10,935	30,290
Bristow Group, Inc.*	3,950	130,231
California Resources Corp.	9,095	415,369
ChampionX Corp.	2,420	60,113
Chord Energy Corp.	2,731	264,497
Civeo Corp.	1,323	30,548
Civitas Resources, Inc.	9,301	255,964
CNX Resources Corp.*	27,701	932,970
Comstock Resources, Inc.*	33,944	939,230
Core Natural Resources, Inc.	4,763	332,172
Crescent Energy Co. - Class A	12,233	105,204
CVR Energy, Inc.	3,940	105,789
Delek U.S. Holdings, Inc.	11,288	239,080
Diamondback Energy, Inc.	2,569	352,981
DMC Global, Inc.*	1,790	14,427
DNOW, Inc.*	12,315	182,631
DT Midstream, Inc.	1,590	174,757
EQT Corp.	5,307	309,504
Expro Group Holdings N.V.*	3,895	33,458
Flotek Industries, Inc.*	1,690	24,944
FutureFuel Corp.	6,560	25,453
Golar LNG Ltd.	1,235	50,870
Gran Tierra Energy, Inc.*	4,520	21,560
Gulfport Energy Corp.*	1,570	315,837
Hallador Energy Co.*	8,620	136,455
Helix Energy Solutions Group, Inc.*	23,260	145,142
Helmerich & Payne, Inc.	15,509	235,116
Innovex International, Inc.*	3,490	54,514
Kosmos Energy Ltd.*	8,720	14,998
Liberty Energy, Inc.	26,169	300,420
Matador Resources Co.	11,824	564,241
Murphy Oil Corp.	23,791	535,297
NACCO Industries, Inc. - Class A	1,450	64,249
	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Natural Gas Services Group, Inc.*	2,680	$69,171
Noble Corp. PLC	5,412	143,689
Northern Oil & Gas, Inc.	5,320	150,822
NOV, Inc.	9,625	119,639
NPK International, Inc.*	14,965	127,352
Oceaneering International, Inc.*	5,512	114,209
Oil States International, Inc.*	11,456	61,404
ONEOK, Inc.	1,943	158,607
Par Pacific Holdings, Inc.*	8,730	231,607
Patterson-UTI Energy, Inc.	35,073	207,983
PBF Energy, Inc. - Class A	16,947	367,241
Peabody Energy Corp.	16,603	222,812
Permian Resources Corp.	21,814	297,107
ProFrac Holding Corp. - Class A*	3,680	28,557
ProPetro Holding Corp.*	14,990	89,490
Ramaco Resources, Inc. - Class A	4,980	65,437
Range Resources Corp.	3,919	159,386
Ranger Energy Services, Inc. - Class A	5,543	66,183
REX American Resources Corp.*	4,170	203,121
Ring Energy, Inc.*	28,210	22,399
RPC, Inc.	3,960	18,731
SandRidge Energy, Inc.	2,136	23,112
Seadrill Ltd.*	2,200	57,750
Select Water Solutions, Inc.	10,780	93,139
SM Energy Co.	13,794	340,850
Smart Sand, Inc.	12,337	24,797
SolarEdge Technologies, Inc.*	1,530	31,212
SunCoke Energy, Inc.	16,810	144,398
Talos Energy, Inc.*	23,178	196,549
Targa Resources Corp.	1,280	222,822
TechnipFMC PLC	18,250	628,530
TPI Composites, Inc.*[1]	10,252	8,810
Transocean Ltd.*	94,543	244,866
VAALCO Energy, Inc.	19,730	71,225
Vital Energy, Inc.*	7,330	117,940
W&T Offshore, Inc.	8,945	14,759
Warrior Met Coal, Inc.	6,055	277,501
Weatherford International PLC	650	32,702
		14,536,176
FINANCIAL — 33.6%
1st Source Corp.	5,572	345,854
ACNB Corp.	1,380	59,119
Air Lease Corp.	17,504	1,023,809
Alerus Financial Corp.	1,550	33,542
Amalgamated Financial Corp.	2,230	69,576
Ambac Financial Group, Inc.*	6,640	47,144
Amerant Bancorp, Inc.	1,740	31,720
Ameris Bancorp	8,312	537,786
Anywhere Real Estate, Inc.*	19,280	69,794
Associated Banc-Corp	29,250	713,408
Assured Guaranty Ltd.	11,388	991,895
Atlantic Union Bankshares Corp.	23,285	728,355
Axis Capital Holdings Ltd.	7,225	750,100
Axos Financial, Inc.*	5,585	424,683
Banc of California, Inc.	4,230	59,432
BancFirst Corp.	484	59,832

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2025 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Bancorp, Inc.*	2,427	$138,266
Bank of Hawaii Corp.	1,801	121,622
Bank of Marin Bancorp	1,900	43,396
Bank of NT Butterfield & Son Ltd.	1,990	88,117
Bank OZK	17,559	826,327
Bank7 Corp.	770	32,209
BankFinancial Corp.	1,530	17,702
BankUnited, Inc.	13,934	495,911
Banner Corp.	6,240	400,296
Bar Harbor Bankshares	1,790	53,628
BayCom Corp.	600	16,626
BCB Bancorp, Inc.	1,600	13,472
Berkshire Hills Bancorp, Inc.	7,906	197,966
BGC Group, Inc. - Class A	3,420	34,987
Bread Financial Holdings, Inc.	9,170	523,790
Bridgewater Bancshares, Inc.*	2,910	46,298
Brighthouse Financial, Inc.*	8,682	466,831
Brookfield Asset Management Ltd. - Class A	2,003	110,726
Brookline Bancorp, Inc.	15,285	161,257
Burke & Herbert Financial Services Corp.	1,947	116,294
Business First Bancshares, Inc.	4,560	112,404
Byline Bancorp, Inc.	6,100	163,053
C&F Financial Corp.	710	43,828
Cadence Bank	16,541	528,981
Camden National Corp.	1,798	72,963
Capital City Bank Group, Inc.	1,190	46,827
Carter Bankshares, Inc.*	3,660	63,464
Cathay General Bancorp	10,950	498,554
Central Pacific Financial Corp.	1,800	50,454
Chemung Financial Corp.	680	32,960
ChoiceOne Financial Services, Inc.	500	14,350
City Holding Co.	1,759	215,337
CNB Financial Corp.	2,560	58,522
CNO Financial Group, Inc.	16,609	640,775
Coastal Financial Corp.*	430	41,654
Columbia Banking System, Inc.	15,741	368,025
Comerica, Inc.	2,650	158,073
Community Financial System, Inc.	1,602	91,106
Community Trust Bancorp, Inc.	1,470	77,792
Community West Bancshares	1,800	35,118
ConnectOne Bancorp, Inc.	8,940	207,050
Consumer Portfolio Services, Inc.*	3,976	39,084
Cushman & Wakefield PLC*	22,860	253,060
Customers Bancorp, Inc.*	6,205	364,482
CVB Financial Corp.	5,390	106,668
Dime Community Bancshares, Inc.	6,639	178,855
Donegal Group, Inc. - Class A	3,511	70,308
Eagle Bancorp, Inc.	4,147	80,784
Employers Holdings, Inc.	5,219	246,232
Enact Holdings, Inc.	3,863	143,510
Encore Capital Group, Inc.*	2,320	89,807
Enova International, Inc.*	2,365	263,745
Enstar Group Ltd.*	1,260	423,814
Enterprise Bancorp, Inc.	860	34,090
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Enterprise Financial Services Corp.	4,315	$237,757
Esquire Financial Holdings, Inc.	1,169	110,658
ESSA Bancorp, Inc.	960	18,624
Essent Group Ltd.	8,467	514,201
Evercore, Inc. - Class A	480	129,610
EZCORP, Inc. - Class A*	8,160	113,261
FB Financial Corp.	1,720	77,916
Federal Agricultural Mortgage Corp. - Class C	1,068	207,491
Fidelis Insurance Holdings Ltd.	1,760	29,181
Finance Of America Cos., Inc. - Class A*	550	12,826
Financial Institutions, Inc.	2,980	76,526
First BanCorp/Puerto Rico	45,490	947,557
First Bancorp/Southern Pines NC	2,038	89,855
First Bank/Hamilton NJ	1,170	18,100
First Busey Corp.	9,885	226,218
First Business Financial Services, Inc.	1,420	71,937
First Commonwealth Financial Corp.	18,740	304,150
First Community Bankshares, Inc.	1,750	68,548
First Financial Bancorp	20,629	500,460
First Financial Corp.	1,821	98,680
First Foundation, Inc.	4,330	22,083
First Hawaiian, Inc.	1,640	40,934
First Horizon Corp.	15,102	320,162
First Internet Bancorp	1,140	30,666
First Interstate BancSystem, Inc. - Class A	6,166	177,704
First Merchants Corp.	6,962	266,645
First Mid Bancshares, Inc.	2,812	105,422
Flushing Financial Corp.	2,970	35,284
FNB Corp.	38,057	554,871
FRP Holdings, Inc.*	1,560	41,948
FS Bancorp, Inc.	620	24,416
FTAI Infrastructure, Inc.	7,680	47,386
Fulton Financial Corp.	40,311	727,210
Genworth Financial, Inc.*	65,648	510,741
German American Bancorp, Inc.	1,000	38,510
Glacier Bancorp, Inc.	1,630	70,220
Great Southern Bancorp, Inc.	1,845	108,449
Hancock Whitney Corp.	18,373	1,054,610
Hanmi Financial Corp.	9,080	224,094
Hanover Insurance Group, Inc.	240	40,769
HarborOne Bancorp, Inc.	3,260	38,077
HBT Financial, Inc.	1,300	32,773
HCI Group, Inc.	280	42,616
Heritage Commerce Corp.	6,040	59,977
Heritage Financial Corp.	3,008	71,711
Heritage Insurance Holdings, Inc.*	3,541	88,313
Hilltop Holdings, Inc.	12,462	378,222
Home Bancorp, Inc.	940	48,673
HomeTrust Bancshares, Inc.	1,000	37,410
Hope Bancorp, Inc.	22,377	240,105
Horace Mann Educators Corp.	5,211	223,917
Horizon Bancorp, Inc.	3,741	57,537
Howard Hughes Holdings, Inc.*	4,399	296,933
Independent Bank Corp.	3,020	97,878

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2025 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Independent Bank Corp.	3,145	$197,773
International Bancshares Corp.	12,955	862,285
Invesco Ltd.	17,320	273,136
Investar Holding Corp.	1,000	19,320
Jackson Financial, Inc. - Class A	12,163	1,079,953
Janus Henderson Group PLC	10,892	423,045
Jones Lang LaSalle, Inc.*	660	168,815
Kearny Financial Corp.	4,182	27,016
Kemper Corp.	670	43,242
LendingClub Corp.*	15,830	190,435
MARA Holdings, Inc.*[1]	5,310	83,261
Marcus & Millichap, Inc.	680	20,883
McGrath RentCorp	1,125	130,455
Medallion Financial Corp.	109	1,039
Mercantile Bank Corp.	3,880	180,071
Merchants Bancorp	560	18,519
Mercury General Corp.	540	36,364
Metrocity Bankshares, Inc.	1,000	28,580
Metropolitan Bank Holding Corp.*	560	39,200
MGIC Investment Corp.	37,540	1,045,114
Mid Penn Bancorp, Inc.	1,340	37,788
Midland States Bancorp, Inc.	3,660	63,391
MidWestOne Financial Group, Inc.	1,400	40,278
Mr Cooper Group, Inc.*	10,742	1,602,814
Navient Corp.	24,264	342,122
NBT Bancorp, Inc.	3,290	136,700
Nelnet, Inc. - Class A	5,510	667,371
Newmark Group, Inc. - Class A	14,520	176,418
NMI Holdings, Inc.*	11,897	501,934
Northeast Bank	1,190	105,898
Northfield Bancorp, Inc.	6,184	70,992
Northrim BanCorp, Inc.	1,860	173,464
Northwest Bancshares, Inc.	21,481	274,527
Oak Valley Bancorp	1,610	43,856
OceanFirst Financial Corp.	9,881	174,004
OFG Bancorp	14,850	635,580
Old National Bancorp	40,696	868,453
Old Second Bancorp, Inc.	2,780	49,317
OneMain Holdings, Inc.	3,560	202,920
Oportun Financial Corp.*	7,030	50,335
Oppenheimer Holdings, Inc. - Class A	2,170	142,721
OppFi, Inc.	3,280	45,887
Orrstown Financial Services, Inc.	2,317	73,750
Pacific Premier Bancorp, Inc.	16,410	346,087
Palomar Holdings, Inc.*	240	37,020
Park National Corp.	185	30,943
Pathward Financial, Inc.	2,945	233,008
PCB Bancorp	3,540	74,269
Peapack-Gladstone Financial Corp.	3,435	97,039
PennyMac Financial Services, Inc.	3,857	384,311
Peoples Bancorp of North Carolina, Inc.	300	8,655
Peoples Bancorp, Inc.	6,923	211,428
Peoples Financial Services Corp.	1,290	63,687
Pinnacle Financial Partners, Inc.	3,207	354,085
Piper Sandler Cos.	863	239,862
Popular, Inc.	8,590	946,704
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
PRA Group, Inc.*	1,650	$24,338
Preferred Bank/Los Angeles CA	3,270	283,002
Primerica, Inc.	320	87,574
Primis Financial Corp.	2,444	26,517
ProAssurance Corp.*	5,465	124,766
Provident Financial Holdings, Inc.	1,180	18,290
Provident Financial Services, Inc.	24,304	426,049
QCR Holdings, Inc.	1,447	98,251
Radian Group, Inc.	17,552	632,223
RE/MAX Holdings, Inc. - Class A*	4,729	38,683
Regional Management Corp.	2,620	76,530
Renasant Corp.	14,379	516,637
Republic Bancorp, Inc. - Class A	2,280	166,691
Riot Platforms, Inc.*	3,870	43,731
S&T Bancorp, Inc.	5,553	210,014
Safety Insurance Group, Inc.	990	78,596
Seacoast Banking Corp. of Florida	3,015	83,274
Selective Insurance Group, Inc.	311	26,948
ServisFirst Bancshares, Inc.	790	61,233
Sierra Bancorp	2,330	69,178
Simmons First National Corp. - Class A	16,097	305,199
SiriusPoint Ltd.*	17,520	357,233
SLM Corp.	5,420	177,722
SmartFinancial, Inc.	3,150	106,407
SoFi Technologies, Inc.*	13,690	249,295
Southside Bancshares, Inc.	2,196	64,628
SouthState Corp.	7,948	731,454
Stellar Bancorp, Inc.	2,529	70,761
Stewart Information Services Corp.	2,430	158,193
Stifel Financial Corp.	1,000	103,780
Stock Yards Bancorp, Inc.	530	41,859
StoneX Group, Inc.*	3,969	361,735
Synovus Financial Corp.	1,640	84,870
Texas Capital Bancshares, Inc.*	9,042	717,935
Third Coast Bancshares, Inc.*	540	17,642
Timberland Bancorp, Inc.	1,578	49,234
Tiptree, Inc.	7,450	175,671
Tompkins Financial Corp.	899	56,394
Towne Bank/Portsmouth VA	2,010	68,702
TriCo Bancshares	3,083	124,831
TrustCo Bank Corp. NY	3,330	111,289
Trustmark Corp.	9,097	331,677
UMB Financial Corp.	2,772	291,504
United Bankshares, Inc.	11,352	413,553
United Community Banks, Inc.	7,632	227,357
United Fire Group, Inc.	2,240	64,288
Unity Bancorp, Inc.	400	18,832
Universal Insurance Holdings, Inc.	1,240	34,385
Univest Financial Corp.	5,460	164,018
Unum Group	8,226	664,332
Valley National Bancorp	46,703	417,058
Veritex Holdings, Inc.	2,990	78,039
Virtu Financial, Inc. - Class A	2,090	93,611
Virtus Investment Partners, Inc.	298	54,057
WaFd, Inc.	15,220	445,642
Walker & Dunlop, Inc.	1,464	103,183

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2025 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Washington Trust Bancorp, Inc.	1,970	$55,712
Waterstone Financial, Inc.	4,134	57,091
Webster Financial Corp.	8,569	467,867
WesBanco, Inc.	17,254	545,744
Westamerica BanCorp	1,630	78,957
Western Alliance Bancorp	2,876	224,270
Western New England Bancorp, Inc.	4,604	42,495
White Mountains Insurance Group Ltd.	295	529,737
Wintrust Financial Corp.	5,134	636,513
World Acceptance Corp.*	810	133,747
WSFS Financial Corp.	8,221	452,155
Zions Bancorp N.A.	4,010	208,279
		54,114,907
INDUSTRIAL — 16.8%
AAR Corp.*	5,250	361,147
Acuity, Inc.	140	41,768
Advanced Energy Industries, Inc.	410	54,325
American Woodmark Corp.*	2,793	149,062
Apogee Enterprises, Inc.	1,340	54,404
Applied Industrial Technologies, Inc.	250	58,112
ArcBest Corp.	3,790	291,868
Arcosa, Inc.	6,049	524,509
Ardmore Shipping Corp.	7,570	72,672
Argan, Inc.	510	112,445
Arrow Electronics, Inc.*	1,640	208,985
Astec Industries, Inc.	3,557	148,291
Astronics Corp.*	810	27,119
Atkore, Inc.	470	33,159
Avnet, Inc.	15,566	826,243
AZZ, Inc.	1,710	161,561
Bel Fuse, Inc. - Class B	1,600	156,304
Belden, Inc.	670	77,586
Benchmark Electronics, Inc.	7,460	289,672
Boise Cascade Co.	3,554	308,558
Brady Corp. - Class A	1,055	71,708
C.H. Robinson Worldwide, Inc.	330	31,664
Chart Industries, Inc.*	1,230	202,519
Clearwater Paper Corp.*	2,595	70,688
Coherent Corp.*	1,843	164,414
Columbus McKinnon Corp.	2,510	38,328
Comfort Systems USA, Inc.	169	90,619
Concrete Pumping Holdings, Inc.	4,330	26,630
Core Molding Technologies, Inc.*	2,340	38,821
Costamare Bulkers Holdings Ltd.*	3,931	34,082
Costamare, Inc.	19,657	179,075
Covenant Logistics Group, Inc.	4,944	119,200
DHT Holdings, Inc.	30,910	334,137
Dorian LPG Ltd.	9,693	236,315
Ducommun, Inc.*	2,697	222,853
DXP Enterprises, Inc.*	2,260	198,089
Eastman Kodak Co.*	4,720	26,668
EMCOR Group, Inc.	488	261,026
Enerpac Tool Group Corp.	390	15,818
EnerSys	1,310	112,359
Enpro, Inc.	2,015	385,973
Enviri Corp.*	12,720	110,410
	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Esab Corp.	4,193	$505,466
ESCO Technologies, Inc.	2,323	445,714
Everus Construction Group, Inc.*	507	32,210
Fabrinet*	120	35,362
FARO Technologies, Inc.*	770	33,818
Federal Signal Corp.	2,068	220,077
Flowserve Corp.	1,770	92,659
Forward Air Corp.*	3,040	74,602
FreightCar America, Inc.*	1,790	15,430
Frontdoor, Inc.*	3,020	177,999
GATX Corp.	7,475	1,147,861
Genco Shipping & Trading Ltd.	7,925	103,580
Gibraltar Industries, Inc.*	2,749	162,191
Granite Construction, Inc.	4,063	379,931
Great Lakes Dredge & Dock Corp.*	9,760	118,974
Greenbrier Cos., Inc.	7,275	335,014
Greif, Inc. - Class A	5,540	360,045
Griffon Corp.	1,970	142,569
Heartland Express, Inc.	5,850	50,544
Hillenbrand, Inc.	2,577	51,720
Hillman Solutions Corp.*	4,490	32,059
Himalaya Shipping Ltd.	3,610	20,830
Hub Group, Inc. - Class A	12,410	414,866
Ichor Holdings Ltd.*	4,038	79,306
Innovative Solutions and Support, Inc.*	1,840	25,539
Insteel Industries, Inc.	1,540	57,303
International Seaways, Inc.	8,344	304,389
Itron, Inc.*	860	113,202
Janus International Group, Inc.*	13,590	110,623
JELD-WEN Holding, Inc.*	12,140	47,589
Kennametal, Inc.	7,425	170,478
Kimball Electronics, Inc.*	6,330	121,726
Kirby Corp.*	5,871	665,830
Knight-Swift Transportation Holdings, Inc.	1,100	48,653
Knowles Corp.*	15,245	268,617
Kratos Defense & Security Solutions, Inc.*	1,442	66,981
L B Foster Co. - Class A*	2,230	48,770
Latham Group, Inc.*	5,550	35,409
Limbach Holdings, Inc.*	490	68,649
Lindsay Corp.	230	33,177
Louisiana-Pacific Corp.	1,130	97,169
LSB Industries, Inc.*	3,600	28,080
Manitowoc Co., Inc.*	6,930	83,299
Marten Transport Ltd.	17,425	226,351
Masterbrand, Inc.*	10,230	111,814
Materion Corp.	1,444	114,610
Matson, Inc.	6,081	677,119
Mercury Systems, Inc.*	1,780	95,871
Metallus, Inc.*	8,632	133,019
Mirion Technologies, Inc.*	11,390	245,227
Mistras Group, Inc.*	3,760	30,118
Modine Manufacturing Co.*	6,582	648,327
Mohawk Industries, Inc.*	4,058	425,441
Moog, Inc. - Class A	355	64,244

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2025 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Mueller Industries, Inc.	4,580	$363,973
Myers Industries, Inc.	2,540	36,805
National Presto Industries, Inc.	710	69,552
NL Industries, Inc.	5,450	34,880
Nordic American Tankers Ltd.	29,370	77,243
NV5 Global, Inc.*	1,490	34,404
nVent Electric PLC	2,805	205,466
NWPX Infrastructure, Inc.*	1,967	80,667
O-I Glass, Inc.*	11,355	167,373
Olympic Steel, Inc.	2,159	70,362
Orion Group Holdings, Inc.*	5,610	50,883
PAMT Corp.*[1]	1,654	21,287
Park-Ohio Holdings Corp.	1,410	25,183
Plexus Corp.*	2,000	270,620
Powell Industries, Inc.	190	39,985
Primoris Services Corp.	4,780	372,553
Proto Labs, Inc.*	3,080	123,323
Radiant Logistics, Inc.*	8,066	49,041
Ranpak Holdings Corp.*	7,530	26,882
Regal Rexnord Corp.	350	50,736
Ryder System, Inc.	2,573	409,107
Ryerson Holding Corp.	6,299	135,869
Safe Bulkers, Inc.	8,860	31,985
Sanmina Corp.*	12,201	1,193,624
Schneider National, Inc. - Class B	9,670	233,530
Scorpio Tankers, Inc.	9,256	362,187
Sensata Technologies Holding PLC	5,190	156,271
SFL Corp. Ltd.	19,270	160,519
Smith & Wesson Brands, Inc.	5,550	48,174
SPX Technologies, Inc.*	2,105	352,966
Standex International Corp.	260	40,685
Stanley Black & Decker, Inc.	1,260	85,365
Sterling Infrastructure, Inc.*	790	182,277
Stoneridge, Inc.*	11,824	83,241
TD SYNNEX Corp.	1,180	160,126
Teekay Corp. Ltd.	15,882	131,026
Teekay Tankers Ltd. - Class A	4,783	199,547
Terex Corp.	3,945	184,192
Thermon Group Holdings, Inc.*	1,980	55,598
Timken Co.	1,005	72,913
TriMas Corp.	5,160	147,628
Trinity Industries, Inc.	11,125	300,486
Triumph Group, Inc.*	2,470	63,602
TTM Technologies, Inc.*	26,294	1,073,321
Tutor Perini Corp.*	4,470	209,107
UFP Industries, Inc.	1,070	106,315
Vishay Intertechnology, Inc.	22,369	355,220
Watts Water Technologies, Inc. - Class A	260	63,931
Werner Enterprises, Inc.	9,190	251,438
Willis Lease Finance Corp.	2,400	342,672
World Kinect Corp.	11,110	314,968
Worthington Enterprises, Inc.	2,520	160,373
Worthington Steel, Inc.	3,300	98,439
		27,067,557
TECHNOLOGY — 2.2%
Adeia, Inc.	14,997	212,058
	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Agilysys, Inc.*	170	$19,489
Alpha & Omega Semiconductor Ltd.*	4,505	115,598
Amkor Technology, Inc.	40,146	842,664
ASGN, Inc.*	550	27,461
Bandwidth, Inc. - Class A*	870	13,833
Box, Inc.*	560	19,135
Claritev Corp.*	3,290	148,478
Climb Global Solutions, Inc.	230	24,589
Cohu, Inc.*	6,362	122,405
Conduent, Inc.*	10,630	28,063
Corsair Gaming, Inc.*	7,290	68,745
CSP, Inc.	866	11,206
Digi International, Inc.*	4,175	145,540
Digital Turbine, Inc.*	9,740	57,466
Diodes, Inc.*	3,217	170,147
Donnelley Financial Solutions, Inc.*	730	45,004
DXC Technology Co.*	4,260	65,135
E2open Parent Holdings, Inc.*	11,820	38,179
Evolent Health, Inc. - Class A*	2,260	25,448
FormFactor, Inc.*	1,030	35,442
Grid Dynamics Holdings, Inc.*	3,790	43,774
Insight Enterprises, Inc.*	1,185	163,631
IPG Photonics Corp.*	1,060	72,769
Kulicke & Soffa Industries, Inc.	1,628	56,329
Kyndryl Holdings, Inc.*	1,960	82,242
LiveRamp Holdings, Inc.*	3,729	123,206
N-able, Inc.*	10,080	81,648
NetScout Systems, Inc.*	9,560	237,184
Photronics, Inc.*	10,873	204,739
Playstudios, Inc.*	9,157	11,996
Richardson Electronics Ltd./United States	500	4,825
Science Applications International Corp.	290	32,657
Ultra Clean Holdings, Inc.*	3,460	78,092
Vishay Precision Group, Inc.*	2,170	60,977
		3,490,154
UTILITIES — 1.2%
Ameresco, Inc. - Class A*	900	13,671
Brookfield Infrastructure Corp. - Class A	6,173	256,797
Clearway Energy, Inc. - Class C	4,500	144,000
Consolidated Water Co., Ltd.	1,220	36,624
MDU Resources Group, Inc.	10,030	167,200
MGE Energy, Inc.	1,324	117,095
New Jersey Resources Corp.	6,126	274,567
NRG Energy, Inc.	3,112	499,725
ONE Gas, Inc.	900	64,674
Otter Tail Corp.	1,411	108,774
Portland General Electric Co.	1,760	71,509
UGI Corp.	1,580	57,544
Unitil Corp.	1,290	67,273
		1,879,453
TOTAL COMMON STOCKS
(Cost $103,775,921)		153,301,062

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2025 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 1.7%
Direxion Daily Small Cap Bull 3X Shares ETF	16,754	$561,929
iShares Russell 2000 Value ETF[1]	6,035	952,082
iShares S&P Small-Cap 600 Value ETF	2,010	199,975
SPDR S&P Regional Banking ETF[1]	16,373	972,392
VanEck Oil Services ETF	140	32,241
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,993,064)		2,718,619
PREFERRED STOCKS — 0.0%
CONSUMER, CYCLICAL — 0.0%
QVC Group, Inc. 8.00%, 3/15/2031[3]	274	1,883
INDUSTRIAL — 0.0%
Steel Partners Holdings LP 6.00%, 2/7/2026[3]	1,855	45,336
TOTAL PREFERRED STOCKS
(Cost $55,778)		47,219
RIGHTS — 0.0%
COMMUNICATIONS — 0.0%
Gen Digital, Inc.*	400	3,264
TOTAL RIGHTS
(Cost $0)		3,264
WARRANTS — 0.0%
BASIC MATERIALS — 0.0%
Resolute Forest Products, Inc., Expiration Date: December 31, 2025*[2]	12,820	—
TOTAL WARRANTS
(Cost $0)		—
MONEY MARKET INVESTMENTS — 4.2%
Federated Treasury Obligations Fund - Class Institutional, 4.08%[4,5]	500,000	500,000
Fidelity Institutional Government Portfolio, 4.12%[4]	3,717,453	3,717,453
Invesco Government & Agency Portfolio, 4.38%[4,6]	2,508,860	2,508,860
TOTAL MONEY MARKET INVESTMENTS
(Cost $6,726,313)		6,726,313
TOTAL INVESTMENTS — 101.1%
(Cost $112,551,076)		162,796,477
Liabilities less other assets — (1.1)%		(1,819,502)
TOTAL NET ASSETS — 100.0%		$160,976,975

LP – Limited Partnership
PLC – Public Limited Company
*Non-income producing security.
[1]All or a portion of shares are on loan. Total loaned securities had a fair value of $2,427,082 at June 30, 2025.
[2]Security valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Value determined using significant unobservable inputs.
[3]Callable.
[4]Variable rate security; the rate shown represents the rate at June 30, 2025.
[5]All or a portion of this security is segregated as collateral for options contracts. The total value of these securities is $500,000 at June 30, 2025. The Fund had option contracts transactions during the period ended June 30, 2025, however, due to the timing of these transactions, there were no open options contracts as of June 30, 2025.
[6]Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $2,508,860 at June 30, 2025.